UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03480

Fidelity Oxford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Commodity Strategy Fund Fidelity® Series Commodity Strategy Fund : FCSSX

This annual shareholder report contains information about Fidelity® Series Commodity Strategy Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Commodity Strategy Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, most commodities gained despite a backdrop of geopolitical uncertainty. The following returns are stated on a total return basis for the three-month forward benchmark components.
•Against this backdrop, the fund benefited from its significant exposure to energy commodities, which gained 21% over the period as geopolitical tensions tightened the supply of oil. Refined petroleum products soared, with low Sulphur gas oil, heating oil and gasoline advancing 95%, 94% and 57%, respectively, according to the benchmark. West Texas intermediate crude (+35%) and Brent crude (+29%) oil also both sharply gained. Natural gas, however, returned about -37%, struggling amid higher supply.
•Precious metals (+33%) performed strongly, with gold and silver gaining 22% and 56%, respectively, according to Bloomberg. Industrial metals (+33%) also had a favorable result. Within the sector, copper (+46%) benefited from tight supply and demand driven by electrification, while zinc (+37%), aluminum (+30%) and nickel (+15%) also posted positive returns. Lead (-7%) struggled.
•Meanwhile, the agriculture sector gained roughly 14% overall, led by soybean oil (+30%), coffee (+30%), soybeans (+25%) and Kansas City wheat (+22%). Soybean meal (+15%), cotton (+14%), wheat (+11%) and corn (+4%) also generated positive results. In contrast, cocoa (-26%) and sugar (-10%) lost ground.
•Livestock, meanwhile, gained 6%, driven by live cattle (+10%). Lean hogs, however, modestly declined, returning -1%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Commodity Strategy Fund	28.54%	9.13%	6.32%
Fidelity Commodity Strategy Linked Index	28.30%	9.36%	6.57%
Bloomberg Commodity 3 Month Forward Total Return Index	28.40%	11.31%	8.91%
Bloomberg Commodity Total Return Index	35.53%	10.57%	7.16%
MSCI ACWI (All Country World Index) Index	22.46%	11.21%	12.72%

Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,210,585,567
Number of Holdings	58
Total Advisory Fee	$0
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Energy - 31.7
Industrial Metals - 27.4
Agriculture - 24.6
Precious Metals - 12.3
Livestock - 4.0

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	41.9
Swaps	74.4

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 34.3
Futures Contracts - 19.5
Short-Term Investments and Net Other Assets (Liabilities) - 46.2

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913515.102    2278-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® SAI Inflation-Focused Fund Fidelity® SAI Inflation-Focused Fund : FIFGX

This annual shareholder report contains information about Fidelity® SAI Inflation-Focused Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Focused Fund	$ 47	0.38%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, most commodities gained despite a backdrop of geopolitical uncertainty. Meanwhile, Treasury Inflation Protected Securities trailed money market securities. The following returns are stated on a total return basis for the three-month forward Bloomberg benchmark components.
•Against this backdrop, the fund benefited from its significant exposure to energy commodities, which gained 21% over the period as geopolitical tensions tightened the supply of oil. Refined petroleum products soared, with low Sulphur gas oil, heating oil and gasoline advancing 95%, 94% and 57%, respectively, according to the benchmark. West Texas intermediate crude (+35%) and Brent crude (+29%) oil both sharply gained. Natural gas, however, returned about -37%, struggling amid higher supply.
•Precious metals (+33%) performed strongly, with gold and silver gaining 22% and 56%, respectively, according to Bloomberg. Industrial metals (+33%) also had a favorable result. Within the sector, copper (+46%) benefited from tight supply and demand driven by electrification, while zinc (+37%), aluminum (+30%) and nickel (+15%) also posted positive returns. Lead (-7%) struggled.
•Meanwhile, the agriculture sector gained roughly 14%, led by soybean oil (+30%), coffee (+30%), soybeans (+25%) and Kansas City wheat (+22%). Soybean meal (+15%), cotton (+14%), wheat (+11%) and corn (+4%) also generated positive results. In contrast, cocoa (-26%) and sugar (-10%) lost ground.
•Livestock, meanwhile, gained 6%, driven by live cattle (+10%). Lean hogs, however, modestly declined, returning -1%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 20, 2018 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Inflation-Focused Fund	47.14%	10.66%	11.65%
Fidelity Commodity Linked Index℠	49.78%	12.50%	11.30%
Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index	49.78%	16.56%	14.54%
MSCI ACWI (All Country World Index) Index	22.46%	11.21%	14.96%
A   From December 20, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$7,066,303,814
Number of Holdings	59
Total Advisory Fee	$21,073,786
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Energy - 57.7
Agriculture - 19.0
Industrial Metals - 10.5
Precious Metals - 9.4
Livestock - 3.4

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	100.9

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 50.2
Short-Term Investments and Net Other Assets (Liabilities) - 49.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913552.102    3318-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Commodity Strategy Fund Fidelity® Commodity Strategy Fund : FYHTX

This annual shareholder report contains information about Fidelity® Commodity Strategy Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Fund	$ 71	0.62%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, most commodities gained despite a backdrop of geopolitical uncertainty. The following returns are stated on a total return basis for the three-month forward benchmark components.
•Against this backdrop, the fund benefited from its significant exposure to energy commodities, which gained 21% over the period as geopolitical tensions tightened the supply of oil. Refined petroleum products soared, with low Sulphur gas oil, heating oil and gasoline advancing 95%, 94% and 57%, respectively, according to the benchmark. West Texas intermediate crude (+35%) and Brent crude (+29%) oil also both sharply gained. Natural gas, however, returned about -37%, struggling amid higher supply.
•Precious metals (+33%) performed strongly, with gold and silver gaining 22% and 56%, respectively, according to Bloomberg. Industrial metals (+33%) also had a favorable result. Within the sector, copper (+46%) benefited from tight supply and demand driven by electrification, while zinc (+37%), aluminum (+30%) and nickel (+15%) also posted positive returns. Lead (-7%) struggled.
•Meanwhile, the agriculture sector gained roughly 14% overall, led by soybean oil (+30%), coffee (+30%), soybeans (+25%) and Kansas City wheat (+22%). Soybean meal (+15%), cotton (+14%), wheat (+11%) and corn (+4%) also generated positive results. In contrast, cocoa (-26%) and sugar (-10%) lost ground.
•Livestock, meanwhile, gained 6%, driven by live cattle (+10%). Lean hogs, however, modestly declined, returning -1%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 30, 2017 through July 31, 2026.
Initial investment of $10,000.

Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Commodity Strategy Fund	27.67%	8.41%	6.42%
Fidelity Commodity Strategy Linked Index	28.30%	9.36%	7.28%
Bloomberg Commodity 3 Month Forward Total Return Index	28.40%	11.31%	9.67%
Bloomberg Commodity Total Return Index	35.53%	10.57%	7.93%
MSCI ACWI (All Country World Index) Index	22.46%	11.21%	12.35%
A   From May 30, 2017

Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$179,103,872
Number of Holdings	56
Total Advisory Fee	$606,008
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Energy - 32.4
Industrial Metals - 25.5
Agriculture - 25.2
Precious Metals - 12.7
Livestock - 4.2

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	37.8
Swaps	75.9

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 35.6
Futures Contracts - 17.5
Short-Term Investments and Net Other Assets (Liabilities) - 46.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913546.102    2896-TSRA-0926

Item 2.

Code of Ethics

As of the end of the period, July 31, 2026, Fidelity Oxford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Inflation-Focused Fund (the “Fund”):

Services Billed by Deloitte Entities

July 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Inflation-Focused Fund	$47,200	$-	$14,600	$1,100

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Inflation-Focused Fund	$47,700	$-	$12,100	$1,000

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Commodity Strategy Fund and Fidelity Series Commodity Strategy Fund (the “Funds”):

Services Billed by PwC

July 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Fund	$72,200	$6,400	$17,700	$2,400
Fidelity Series Commodity Strategy Fund	$72,200	$6,400	$17,600	$2,400

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Fund	$72,900	$6,500	$17,700	$2,600
Fidelity Series Commodity Strategy Fund	$72,900	$6,500	$17,600	$2,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Geode Capital Management, LLC ("Geode") and entities controlling, controlled by, or under common control with Geode (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), Geode (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2026A	July 31, 2025A
Deloitte Entities	$2,602,900	$3,445,300
PwC	$14,614,000	$14,691,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and Geode’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Commodity Strategy Fund

Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Commodity Strategy Fund
Consolidated Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 11.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 9/10/2026 (c)(d)	3.66	87,000,000	86,666,645
US Treasury Bills 0% 9/24/2026 (c)(d)	3.71	8,000,000	7,957,269
US Treasury Bills 0% 9/3/2026 (c)	3.66	40,000,000	39,874,646
TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,472,061)			134,498,560

Money Market Funds - 91.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,105,841,503)	3.69	1,105,695,736	1,105,916,875

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $1,240,313,564)	1,240,415,435
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(29,829,868)
NET ASSETS - 100.0%	1,210,585,567

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT Corn Contracts (United States)	647	12/2026	15,010,400	(789,826)
CBOT Hard Red Winter Wheat Contracts (United States)	176	12/2026	6,369,000	238,810
CBOT Soybean Contracts (United States)	262	1/2027	15,736,375	(52,903)
CBOT Soybean Meal Contracts (United States)	251	1/2027	8,119,850	177,051
CBOT Soybean Oil Contracts (United States)	249	1/2027	9,987,390	(355,992)
CBOT Wheat Contracts (United States)	275	12/2026	9,040,625	99,593
CEC Gold Bullion Contracts (United States)	87	12/2026	35,743,900	(6,392,321)
CME Lean Hogs Contracts (United States)	137	12/2026	4,146,990	40,656
CME Live Cattle Contracts (United States)	107	12/2026	9,713,460	(183,215)
COMEX Copper Contracts (United States)	113	12/2026	18,766,000	626,926
COMEX Silver Bullion Contracts (United States)	27	12/2026	7,939,830	(2,625,287)
ICE Brent Crude Oil Contracts (United Kingdom)	364	11/2026	29,426,500	(1,285,530)
ICE Cocoa Contracts (United States)	76	12/2026	4,207,360	817,204
ICE Coffee C Contracts (United States)	54	12/2026	6,371,663	1,114,079
ICE Cotton No 2 Contracts (United States)	129	12/2026	5,275,455	808,214
ICE Gas Oil Contracts (United Kingdom)	126	1/2027	12,363,050	1,363,897
ICE US Sugar Contracts (United States)	460	2/2027	8,001,056	70,684
LME Aluminum Contracts (United Kingdom)	271	11/2026	21,566,383	(2,010,528)
LME Aluminum Contracts (United Kingdom)	155	1/2027	12,302,079	73,193
LME Aluminum Contracts (United Kingdom)	271	9/2026	21,601,478	(1,467,523)
LME Lead Contracts (United Kingdom)	56	1/2027	2,677,906	(15,818)
LME Lead Contracts (United Kingdom)	97	11/2026	4,576,072	(336,989)
LME Lead Contracts (United Kingdom)	97	9/2026	4,509,554	(298,495)
LME Nickel Contracts (United Kingdom)	111	9/2026	11,436,152	(423,909)
LME Nickel Contracts (United Kingdom)	62	1/2027	6,485,534	209,550
LME Nickel Contracts (United Kingdom)	109	11/2026	11,316,966	(1,283,779)
LME Zinc Contracts (United Kingdom)	150	9/2026	13,744,388	1,300,420
LME Zinc Contracts (United Kingdom)	149	11/2026	13,566,003	592,856
LME Zinc Contracts (United Kingdom)	85	1/2027	7,700,214	135,755
NYMEX Heating Oil Contracts (United States)	67	12/2026	9,900,034	864,368
NYMEX WTI Crude Contracts (United States)	310	12/2026	23,262,500	974,711
NYMEX Gasoline RBOB Contracts (United States)	78	12/2026	8,127,584	390,191
NYMEX Natural Gas Contracts (United States)	646	12/2026	27,016,750	(503,277)
TOTAL LONG				(8,127,234)
SHORT
LME Aluminum Contracts (United Kingdom)	(271)	11/2026	(21,566,383)	458,425
LME Aluminum Contracts (United Kingdom)	(22)	1/2027	(1,746,102)	15
LME Aluminum Contracts (United Kingdom)	(271)	9/2026	(21,601,478)	2,250,850
LME Lead Contracts (United Kingdom)	(8)	1/2027	(382,558)	456
LME Lead Contracts (United Kingdom)	(97)	11/2026	(4,576,072)	100,662
LME Lead Contracts (United Kingdom)	(97)	9/2026	(4,509,554)	338,597
LME Nickel Contracts (United Kingdom)	(111)	9/2026	(11,436,152)	1,256,878
LME Nickel Contracts (United Kingdom)	(8)	1/2027	(836,843)	(82)
LME Nickel Contracts (United Kingdom)	(109)	11/2026	(11,316,966)	(136,323)
LME Zinc Contracts (United Kingdom)	(150)	9/2026	(13,744,388)	(724,179)
LME Zinc Contracts (United Kingdom)	(149)	11/2026	(13,566,003)	(384,671)
LME Zinc Contracts (United Kingdom)	(11)	1/2027	(996,498)	(115)
TOTAL SHORT				3,160,513
TOTAL FUTURES CONTRACTS				(4,966,721)

Total Return Swaps
Underlying Reference(1)	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	9/2026	86,000,000	1,006,384	0	1,006,384
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	9/2026	86,000,000	1,006,384	0	1,006,384
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Royal Bank of Canada	9/2026	77,000,000	901,064	0	901,064
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Royal Bank of Canada	9/2026	77,000,000	901,064	0	901,064
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Citibank NA	9/2026	64,000,000	749,340	0	749,340
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 10 basis points	At Maturity	Goldman Sachs Bank USA	9/2026	131,000,000	1,534,629	0	1,534,629
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Canadian Imperial Bank of Commerce	10/2026	117,000,000	1,369,887	0	1,369,887
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Merrill Lynch International	9/2026	131,000,000	1,532,980	0	1,532,980
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Merrill Lynch International	9/2026	131,000,000	1,532,980	0	1,532,980
TOTAL RETURN SWAPS								10,534,712	0	10,534,712

(1)Represents floating rate.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $65,026,288.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,779,989.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	500,489,618	3,455,144,802	2,849,576,634	55,356,939	(144,501)	3,590	1,105,916,875	1,105,695,736
	500,489,618	3,455,144,802	2,849,576,634	55,356,939	(144,501)	3,590	1,105,916,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	134,498,560	-	134,498,560	-

Money Market Funds	1,105,916,875	1,105,916,875	-	-
Total Investments in Securities:	1,240,415,435	1,105,916,875	134,498,560	-
Derivative Instruments:

Assets
Futures Contracts	14,304,041	14,304,041	-	-
Swaps	10,534,712	-	10,534,712	-
Total Assets	24,838,753	14,304,041	10,534,712	-

Liabilities
Futures Contracts	(19,270,762)	(19,270,762)	-	-
Total Liabilities	(19,270,762)	(19,270,762)	-	-
Total Derivative Instruments:	5,567,991	(4,966,721)	10,534,712	-
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$134,498,560
Investments in securities, at value - affiliated issuers	1,105,916,875
Receivable for fund shares sold	7,300,088
Distributions receivable from affiliated funds	3,376,587
Bi-lateral OTC swaps, at value	10,534,712
Prepaid expenses	6,604
Total assets	1,261,633,426
Liabilities
Payable for fund shares redeemed	50,661,826
Payable for variation margin on futures contracts	384,145
Other payables and accrued expenses	1,888
Total liabilities	51,047,859
Net Assets	$1,210,585,567
Net assets consist of:
Paid in capital	925,052,901
Total accumulated earnings (loss)	285,532,666
Net Assets	$1,210,585,567

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,210,585,567/10,705,410 shares)	$113.08

Other Information
Unaffiliated issuers, cost	134,472,061
Affiliated issuers, cost	1,105,841,503
Consolidated Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - affiliated issuers	$55,356,939
Interest	4,600,159
Total investment income	59,957,098
Expenses
Custodian fees and expenses	9,330
Independent trustees' fees and expenses	3,413
Subsidiary directors' fees	15,546
Legal	6,768
Total expenses	35,057
Expense reimbursements and reductions	(3,672)
Total expenses after reductions	31,385
Net investment income (loss)	59,925,713
Net realized gain (loss)
Investments - unaffiliated issuers	251
Investments - affiliated issuers	(144,501)
Futures contracts	84,866,383
Swaps	279,671,110
Net realized gain (loss)	364,393,243
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	27,876
Investments - affiliated issuers	3,590
Futures contracts	(3,908,583)
Swaps	21,396,948
Total change in net unrealized appreciation (depreciation)	17,519,831
Net gain (loss)	381,913,074
Net increase (decrease) in net assets resulting from operations	$441,838,787

Consolidated Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,925,713	$28,711,846
Net realized gain (loss)	364,393,243	(69,441,246)
Change in net unrealized appreciation (depreciation)	17,519,831	77,428,726
Net increase (decrease) in net assets resulting from operations	441,838,787	36,699,326
Distributions to shareholders
Distributions to shareholders	(18,900,563)	(66,399,671)
Total distributions	(18,900,563)	(66,399,671)
Net increase (decrease) in net assets resulting from share transactions	246,964,695	(1,623,293,790)
Total increase (decrease) in net assets	669,902,919	(1,652,994,135)
Net Assets
Beginning of period	540,682,648	2,193,676,783
End of period	$1,210,585,567	$540,682,648
Consolidated Financial Highlights
Fidelity® Series Commodity Strategy Fund

Years ended July 31,	2026	2025	2024	2023 A	2022 A
Selected Per Share Data
Net asset value, beginning of period	$90.42	$93.71	$102.93	$250.50	$282.50
Income from Investment Operations
Net investment income (loss) B, C	3.88	4.25	5.24	4.47	.50
Net realized and unrealized gain (loss)	21.39	3.44	(10.26)	(16.96)	53.00
Total from investment operations	25.27	7.69	(5.02)	(12.49)	53.50
Distributions
Distributions from net investment income	(2.61)	(10.98)	(4.20)	(135.08)	(85.50)
Total distributions	(2.61)	(10.98)	(4.20)	(135.08)	(85.50)
Net asset value, end of period	$113.08	$90.42	$93.71	$102.93	$250.50
Total Return D	28.54%	9.24%	(5.01)%	(8.29)%	26.51%
Ratios and Supplemental Data C, E, F
Ratio of expenses to average net assets before reductions	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of fee waivers, if any	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of all reductions, if any	-% G	-% G	-% G	-% G	-% G
Ratio of net investment income (loss) to average net assets	3.63%	4.66%	5.42%	3.89%	.26%
Net assets, end of period	$1,210,585,567	$540,682,648	$2,193,676,783	$1,856,178,830	$3,483,320,096
Portfolio turnover rate H	-%	-%	-%	-%	-%

APer share amounts have been adjusted to reflect the impact of the 1 for 50 reverse share split that occurred on November 18, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® Series Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Consolidated Subsidiary.
Commodity-related investments are held through a wholly owned subsidiary (Subsidiary). As of period end, investments in Subsidiaries were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity® Series Commodity Strategy Fund	Geode Series Commodity Return Cayman Ltd.	236,152,063	18.7

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income.  Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the Consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards and controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Commodity Strategy Fund	1,239,619,147	10,966,248	-	10,966,248

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Series Commodity Strategy Fund	391,570,122	(113,636,328)	7,598,873

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Series Commodity Strategy Fund	(85,536,856)	(28,099,472)	(113,636,328)

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Series Commodity Strategy Fund	18,900,563	18,900,563

July 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Series Commodity Strategy Fund	66,399,671	66,399,671

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party. Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties

On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments.

Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Series Commodity Strategy Fund
Commodity Risk
Futures Contracts	14,304,041	(19,270,762)	84,866,383	(3,908,583)
Swaps	10,534,712	-	279,671,110	21,396,948
Total Commodity Risk	24,838,753	(19,270,762)	364,537,493	17,488,365

Totals	24,838,753	(19,270,762)	364,537,493	17,488,365

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Series Commodity Strategy Fund
Futures	475,507,843
Swaps	1,291,416,667

Futures Contracts.  A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.

  5. Fees and Other Transactions with Affiliates.
Management Fee and Administrative Agreement. Geode Capital Management, LLC (the investment adviser)  provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the Fund does not pay a fee for these services. The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Commodity Strategy Fund	3,672

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025

Fidelity® Series Commodity Strategy Fund
Fidelity® Series Commodity Strategy Fund	18,900,563	66,399,671
Total	18,900,563	66,399,671

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® Series Commodity Strategy Fund
Shares sold	22,500,806	774,062	2,232,993,462	69,495,153
Reinvestment of distributions	199,033	783,979	18,900,717	66,399,671
Shares redeemed	(17,974,404)	(18,986,261)	(2,004,929,484)	(1,759,188,614)
Net increase (decrease)	4,725,435	(17,428,220)	246,964,695	(1,623,293,790)

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Oxford Street Trust and Shareholders of Fidelity Series Commodity Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Series Commodity Strategy Fund and its subsidiary (one of the funds constituting Fidelity Oxford Street Trust, referred to hereafter as the "Fund") as of July 31, 2026, the related consolidated statement of operations for the year ended July 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 5.86% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,773,706 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.899299.116
SCR-S-ANN-0926
Fidelity® SAI Inflation-Focused Fund

Annual Report
July 31, 2026

Offered exclusively to certain clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC, an affiliate of Fidelity Management & Research Company LLC.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Inflation-Focused Fund
Consolidated Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 11.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/1/2026 (c)	3.71	310,000,000	308,133,403
US Treasury Bills 0% 10/22/2026 (c)	3.75 to 3.80	70,000,000	69,427,389
US Treasury Bills 0% 8/13/2026 (c)	3.62	80,000,000	79,919,889
US Treasury Bills 0% 9/10/2026 (c)	3.66 to 3.68	155,000,000	154,406,091
US Treasury Bills 0% 9/24/2026 (c)	3.70	50,000,000	49,732,930
US Treasury Bills 0% 9/3/2026 (c)	3.65	120,000,000	119,623,939
TOTAL U.S. TREASURY OBLIGATIONS (Cost $781,079,403)			781,243,641

Money Market Funds - 88.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $6,268,374,007)	3.69	6,267,141,973	6,268,395,402

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $7,049,453,410)	7,049,639,043
NET OTHER ASSETS (LIABILITIES) - 0.2%	16,664,771
NET ASSETS - 100.0%	7,066,303,814

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT Corn Contracts (United States)	5,049	9/2026	111,267,338	(3,933,853)
CBOT Corn Contracts (United States)	4,828	12/2026	112,009,600	3,315,585
CBOT Hard Red Winter Wheat Contracts (United States)	1,375	9/2026	48,640,625	5,008,415
CBOT Hard Red Winter Wheat Contracts (United States)	1,343	12/2026	48,599,813	4,708,825
CBOT Soybean Contracts (United States)	4,098	11/2026	243,318,750	7,779,694
CBOT Soybean Meal Contracts (United States)	3,920	12/2026	125,910,400	4,196,362
CBOT Soybean Oil Contracts (United States)	3,896	12/2026	156,385,440	(593,886)
CBOT Wheat Contracts (United States)	2,144	9/2026	68,527,600	3,149,709
CBOT Wheat Contracts (United States)	2,091	12/2026	68,741,625	4,036,679
CEC Copper Contracts (United States)	887	9/2026	144,967,263	13,824,417
CEC Gold Bullion Contracts (United States)	1,344	12/2026	552,155,260	(43,723,838)
CEC Silver Bullion Contracts (United States)	207	9/2026	60,154,200	(16,217,872)
CME Lean Hogs Contracts (United States)	1,427	12/2026	43,195,290	402,676
CME Lean Hogs Contracts (United States)	1,281	10/2026	43,477,140	(1,648,882)
CME Live Cattle Contracts (United States)	861	12/2026	78,161,580	(1,904,720)
CME Live Cattle Contracts (United States)	860	10/2026	78,174,000	(4,216,600)
COMEX Copper Contracts (United States)	875	12/2026	145,075,000	2,643,751
COMEX Silver Bullion Contracts (United States)	205	12/2026	60,244,375	(11,089,930)
ICE Brent Crude Oil Contracts (United Kingdom)	7,528	9/2026	637,998,000	(19,604,597)
ICE Brent Crude Oil Contracts (United Kingdom)	7,581	11/2026	612,620,610	41,533,499
ICE Cocoa Contracts (United States)	591	9/2026	31,896,270	10,663,596
ICE Cocoa Contracts (United States)	579	12/2026	32,053,440	7,924,069
ICE Coffee C Contracts (United States)	444	12/2026	52,389,225	12,193,247
ICE Coffee Contracts (United States)	423	9/2026	52,679,363	8,701,394
ICE Cotton No 2 Contracts (United States)	2,008	12/2026	82,117,160	4,573,996
ICE Gas Oil Contracts (United Kingdom)	2,765	11/2026	297,859,625	38,198,045
ICE Gas Oil Contracts (United Kingdom)	2,612	9/2026	313,834,700	72,770,027
ICE Sugar No 11 Contracts (United States)	3,591	9/2026	58,961,347	1,450,348
ICE US Sugar Contracts (United States)	3,377	2/2027	58,738,187	(1,491,940)
LME Aluminum Contracts (United Kingdom)	1,138	11/2026	90,562,894	(9,153,540)
LME Aluminum Contracts (United Kingdom)	1,151	9/2026	91,746,498	(6,399,445)
LME Lead Contracts (United Kingdom)	383	11/2026	18,068,408	(1,190,175)
LME Lead Contracts (United Kingdom)	508	9/2026	23,617,047	(1,528,718)
LME Nickel Contracts (United Kingdom)	449	9/2026	46,259,752	(749,260)
LME Nickel Contracts (United Kingdom)	436	11/2026	45,267,866	(2,884,112)
LME Zinc Contracts (United Kingdom)	619	9/2026	56,718,506	5,145,028
LME Zinc Contracts (United Kingdom)	607	11/2026	55,265,529	1,675,305
NYMEX Gasoline RBOB Contracts (United States)	1,876	10/2026	211,335,902	9,587,373
NYMEX Gasoline RBOB Contracts (United States)	1,610	8/2026	210,954,114	27,568,181
NYMEX Heating Oil Contracts (United States)	1,432	10/2026	229,052,410	26,049,884
NYMEX Heating Oil Contracts (United States)	1,375	8/2026	237,150,375	50,486,017
NYMEX Natural Gas Contracts (United States)	7,337	12/2026	306,686,600	(19,285,388)
NYMEX WTI Crude Contracts (United States)	6,417	8/2026	543,776,580	47,170,339
NYMEX WTI Crude Oil Contracts (United States)	6,472	10/2026	509,799,440	(11,581,158)
TOTAL LONG				257,558,607
SHORT
LME Aluminum Contracts (United Kingdom)	(85)	11/2026	(6,764,364)	(103,243)
LME Aluminum Contracts (United Kingdom)	(100)	9/2026	(7,971,025)	336,340
LME Lead Contracts (United Kingdom)	(11)	11/2026	(518,936)	2,919
LME Lead Contracts (United Kingdom)	(130)	9/2026	(6,043,733)	538,072
LME Nickel Contracts (United Kingdom)	(24)	9/2026	(2,472,682)	65,018
LME Nickel Contracts (United Kingdom)	(15)	11/2026	(1,557,381)	(63,321)
LME Zinc Contracts (United Kingdom)	(38)	9/2026	(3,481,912)	(99,228)
LME Zinc Contracts (United Kingdom)	(22)	11/2026	(2,003,034)	(48,048)
TOTAL SHORT				628,509
TOTAL FUTURES CONTRACTS				258,187,116

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $722,740,540.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	5,247,686,474	12,114,682,111	11,094,080,774	191,929,691	86,196	21,395	6,268,395,402	6,267,141,973
	5,247,686,474	12,114,682,111	11,094,080,774	191,929,691	86,196	21,395	6,268,395,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	781,243,641	-	781,243,641	-

Money Market Funds	6,268,395,402	6,268,395,402	-	-
Total Investments in Securities:	7,049,639,043	6,268,395,402	781,243,641	-
Derivative Instruments:

Assets
Futures Contracts	415,698,870	415,698,870	-	-
Total Assets	415,698,870	415,698,870	-	-

Liabilities
Futures Contracts	(157,511,754)	(157,511,754)	-	-
Total Liabilities	(157,511,754)	(157,511,754)	-	-
Total Derivative Instruments:	258,187,116	258,187,116	-	-
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$781,243,641
Investments in securities, at value - affiliated issuers	6,268,395,402
Receivable for fund shares sold	9,065,540
Distributions receivable from affiliated funds	18,871,579
Prepaid expenses	686
Receivable from investment adviser for expense reductions	6,604
Total assets	7,077,583,452
Liabilities
Payable for fund shares redeemed	8,340,637
Accrued management fee	2,163,959
Payable for variation margin on futures contracts	716,805
Other payables and accrued expenses	58,237
Total liabilities	11,279,638
Net Assets	$7,066,303,814
Net assets consist of:
Paid in capital	5,283,196,221
Total accumulated earnings (loss)	1,783,107,593
Net Assets	$7,066,303,814

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($7,066,303,814/56,690,053 shares)	$124.65

Other Information
Unaffiliated issuers, cost	781,079,403
Affiliated issuers, cost	6,268,374,007
Consolidated Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - affiliated issuers	$191,929,691
Interest	20,776,272
Total investment income	212,705,963
Expenses
Management fee	21,073,786
Custodian fees and expenses	738
Independent trustees' fees and expenses	12,274
Registration fees	172,928
Audit	68,782
Subsidiary directors' fees	15,546
Legal	4,058
Commitment fee	7,830
Miscellaneous	10,727
Total expenses	21,366,669
Expense reimbursements and reductions	(5)
Total expenses after reductions	21,366,664
Net investment income (loss)	191,339,299
Net realized gain (loss)
Investments - unaffiliated issuers	20,167
Investments - affiliated issuers	86,196
Futures contracts	1,700,784,062
Net realized gain (loss)	1,700,890,425
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	175,538
Investments - affiliated issuers	21,395
Futures contracts	219,258,165
Total change in net unrealized appreciation (depreciation)	219,455,098
Net gain (loss)	1,920,345,523
Net increase (decrease) in net assets resulting from operations	$2,111,684,822

Consolidated Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$191,339,299	$191,076,582
Net realized gain (loss)	1,700,890,425	33,974,870
Change in net unrealized appreciation (depreciation)	219,455,098	134,055,543
Net increase (decrease) in net assets resulting from operations	2,111,684,822	359,106,995
Distributions to shareholders
Distributions to shareholders	(343,321,771)	(191,786,297)
Total distributions	(343,321,771)	(191,786,297)
Net increase (decrease) in net assets resulting from share transactions	(432,977,063)	1,289,797,749
Total increase (decrease) in net assets	1,335,385,988	1,457,118,447
Net Assets
Beginning of period	5,730,917,826	4,273,799,379
End of period	$7,066,303,814	$5,730,917,826
Consolidated Financial Highlights
Fidelity® SAI Inflation-Focused Fund

Years ended July 31,	2026	2025	2024	2023 A	2022 A
Selected Per Share Data
Net asset value, beginning of period	$90.74	$89.00	$94.90	$123.20	$132.10
Income from Investment Operations
Net investment income (loss) B, C	3.51	3.64	4.32	3.20	8.90
Net realized and unrealized gain (loss)	36.50	2.14	(8.17)	(19.10)	18.10
Total from investment operations	40.01	5.78	(3.85)	(15.90)	27.00
Distributions
Distributions from net investment income	(6.10)	(4.04)	(2.05)	(12.20)	(35.40)
Distributions from net realized gain	-	-	-	(.10)	(.50)
Total distributions	(6.10)	(4.04)	(2.05)	(12.40) D	(35.90)
Net asset value, end of period	$124.65	$90.74	$89.00	$94.90	$123.20
Total Return E	47.14%	6.95%	(4.03)%	(13.81)%	27.48%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.38%	.39%	.39%	.39%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.38%	.39%	.39%	.39%	.40%
Ratio of expenses to average net assets net of all reductions, if any	.38%	.39%	.39%	.39%	.40%
Ratio of net investment income (loss) to average net assets	3.44%	4.17%	4.80%	3.29%	7.18%
Net assets, end of period	$7,066,303,814	$5,730,917,826	$4,273,799,379	$2,854,320,200	$3,910,414,259
Portfolio turnover rate H	-%	-%	-%	61%	135%

APer share amounts have been adjusted to reflect the impact of the 1 for 10 reverse share split that occurred on September 22, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Inflation-Focused Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Strategic Advisers LLC or its affiliates.

  2. Consolidated Subsidiary.
Commodity-related investments are held through a wholly owned subsidiary (Subsidiary). As of period end, investments in Subsidiaries were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity® SAI Inflation-Focused Fund	Geode SAI Inflation-Focused Cayman Ltd.	1,429,822,448	20.2

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income.  Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the Consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards and controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Inflation-Focused Fund	7,046,640,894	-	(11,458,260)	(11,458,260)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® SAI Inflation-Focused Fund	2,029,691,972	(226,890,734)	(19,693,641)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Inflation-Focused Fund	(111,344,779)	(115,545,954)	(226,890,733)

Due to large subscriptions and redemptions in prior periods, some of the Fund's unrealized capital losses are subject to an annual limitation on their availability to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the use of any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods to the extent provided by regulations and subject to applicable limits.

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® SAI Inflation-Focused Fund	343,321,771	343,321,771

July 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® SAI Inflation-Focused Fund	191,786,297	191,786,297

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party. Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties

Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® SAI Inflation-Focused Fund
Commodity Risk
Futures Contracts	415,698,870	(157,511,754)	1,700,784,062	219,258,165
Total Commodity Risk	415,698,870	(157,511,754)	1,700,784,062	219,258,165

Totals	415,698,870	(157,511,754)	1,700,784,062	219,258,165

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Inflation-Focused Fund
Futures	6,517,185,748

Futures Contracts.  A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

  5. Fees and Other Transactions with Affiliates.
Management Fee and Administrative Agreement. Geode Capital Management, LLC (the investment adviser)  provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Inflation-Focused Fund	0.38

FMR provides administrative services to the Fund and the investment adviser pays for these services. The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Consolidated Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Inflation-Focused Fund	5

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025

Fidelity® SAI Inflation-Focused Fund
Fidelity® SAI Inflation-Focused Fund	343,321,771	191,786,297
Total	343,321,771	191,786,297

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® SAI Inflation-Focused Fund
Shares sold	29,943,864	33,382,476	3,085,188,210	2,887,915,079
Reinvestment of distributions	3,131,292	1,731,180	271,446,179	144,328,382
Shares redeemed	(39,539,840)	(19,977,040)	(3,789,611,452)	(1,742,445,712)
Net increase (decrease)	(6,464,684)	15,136,616	(432,977,063)	1,289,797,749

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Oxford Street Trust and the Shareholders of Fidelity SAI Inflation-Focused Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity SAI Inflation-Focused Fund (the "Fund"), a fund of Fidelity Oxford Street Trust, including the consolidated schedule of investments, as of July 31, 2026, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 3.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $166,378,963 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9892162.107
IFF-ANN-0926
Fidelity® Commodity Strategy Fund

Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Commodity Strategy Fund
Consolidated Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 8.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/22/2026 (c)	3.80	2,000,000	1,983,640
US Treasury Bills 0% 8/13/2026 (c)(d)	3.59 to 3.62	7,300,000	7,292,690
US Treasury Bills 0% 9/10/2026 (c)(d)	3.66	2,000,000	1,992,337
US Treasury Bills 0% 9/24/2026 (c)(d)	3.71	2,000,000	1,989,317
US Treasury Bills 0% 9/3/2026 (c)(d)	3.66	2,600,000	2,591,852
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,846,406)			15,849,836

Money Market Funds - 92.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $164,937,774)	3.69	164,905,368	164,938,349

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $180,784,180)	180,788,185
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,684,313)
NET ASSETS - 100.0%	179,103,872

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT Corn Contracts (United States)	89	12/2026	2,064,800	(76,444)
CBOT Hard Red Winter Wheat Contracts (United States)	24	12/2026	868,500	45,311
CBOT Soybean Contracts (United States)	36	1/2027	2,162,250	(7,333)
CBOT Soybean Meal Contracts (United States)	35	1/2027	1,132,250	23,539
CBOT Soybean Oil Contracts (United States)	34	1/2027	1,363,740	(49,767)
CBOT Wheat Contracts (United States)	38	12/2026	1,249,250	28,602
CEC Gold Bullion Contracts (United States)	12	12/2026	4,930,090	(867,978)
CME Lean Hogs Contracts (United States)	19	12/2026	575,130	10,416
CME Live Cattle Contracts (United States)	15	12/2026	1,361,700	(26,320)
COMEX Copper Contracts (United States)	16	12/2026	2,654,600	66,397
COMEX Silver Bullion Contracts (United States)	4	12/2026	1,175,500	(516,837)
ICE Brent Crude Oil Contracts (United Kingdom)	50	11/2026	4,041,600	(162,834)
ICE Cocoa Contracts (United States)	10	12/2026	553,600	112,209
ICE Coffee C Contracts (United States)	7	12/2026	825,956	150,431
ICE Cotton No 2 Contracts (United States)	18	12/2026	736,110	112,168
ICE Gas Oil Contracts (United Kingdom)	17	1/2027	1,668,425	183,989
ICE US Sugar Contracts (United States)	63	2/2027	1,095,797	16,350
LME Aluminum Contracts (United Kingdom)	35	11/2026	2,785,326	(264,114)
LME Aluminum Contracts (United Kingdom)	20	1/2027	1,587,365	9,444
LME Aluminum Contracts (United Kingdom)	32	9/2026	2,550,728	(172,769)
LME Lead Contracts (United Kingdom)	7	1/2027	334,738	(1,778)
LME Lead Contracts (United Kingdom)	12	11/2026	566,112	(41,991)
LME Lead Contracts (United Kingdom)	11	9/2026	511,393	(34,177)
LME Nickel Contracts (United Kingdom)	13	9/2026	1,339,369	(49,042)
LME Nickel Contracts (United Kingdom)	8	1/2027	836,843	27,270
LME Nickel Contracts (United Kingdom)	14	11/2026	1,453,555	(153,969)
LME Zinc Contracts (United Kingdom)	19	9/2026	1,740,956	161,173
LME Zinc Contracts (United Kingdom)	19	11/2026	1,729,893	70,122
LME Zinc Contracts (United Kingdom)	11	1/2027	996,498	16,767
NYMEX Heating Oil Contracts (United States)	9	12/2026	1,329,833	114,477
NYMEX WTI Crude Contracts (United States)	43	12/2026	3,226,420	126,438
NYMEX Gasoline RBOB Contracts (United States)	11	12/2026	1,146,075	52,524
NYMEX Natural Gas Contracts (United States)	89	12/2026	3,721,400	(74,098)
TOTAL LONG				(1,171,824)
SHORT
LME Aluminum Contracts (United Kingdom)	(35)	11/2026	(2,785,326)	(10,495)
LME Aluminum Contracts (United Kingdom)	(1)	1/2027	(79,368)	(10)
LME Aluminum Contracts (United Kingdom)	(32)	9/2026	(2,550,728)	264,753
LME Lead Contracts (United Kingdom)	(12)	11/2026	(566,112)	3,743
LME Lead Contracts (United Kingdom)	(11)	9/2026	(511,393)	39,021
LME Nickel Contracts (United Kingdom)	(13)	9/2026	(1,339,369)	141,854
LME Nickel Contracts (United Kingdom)	(14)	11/2026	(1,453,555)	(49,031)
LME Zinc Contracts (United Kingdom)	(19)	9/2026	(1,740,956)	(94,455)
LME Zinc Contracts (United Kingdom)	(19)	11/2026	(1,729,893)	(46,471)
LME Zinc Contracts (United Kingdom)	(1)	1/2027	(90,591)	(10)
TOTAL SHORT				248,899
TOTAL FUTURES CONTRACTS				(922,925)

Total Return Swaps
Underlying Reference(1)	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Royal Bank of Canada	9/2026	21,000,000	245,745	0	245,745
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Royal Bank of Canada	9/2026	22,000,000	257,447	0	257,447
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	9/2026	19,000,000	222,341	0	222,341
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Citibank NA	9/2026	10,000,000	117,084	0	117,084
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Canadian Imperial Bank of Commerce	10/2026	17,000,000	199,043	0	199,043
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 10 basis points	At Maturity	Goldman Sachs Bank USA	9/2026	24,000,000	281,154	0	281,154
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	U.S. SOFR Index plus 11 basis points	At Maturity	Merrill Lynch International	9/2026	23,000,000	269,149	0	269,149
TOTAL RETURN SWAPS								1,591,963	0	1,591,963

(1)Represents floating rate.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $8,798,748.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,272,625.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	98,223,349	251,861,451	185,146,127	5,217,808	(898)	574	164,938,349	164,905,368
	98,223,349	251,861,451	185,146,127	5,217,808	(898)	574	164,938,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	15,849,836	-	15,849,836	-

Money Market Funds	164,938,349	164,938,349	-	-
Total Investments in Securities:	180,788,185	164,938,349	15,849,836	-
Derivative Instruments:

Assets
Futures Contracts	1,776,998	1,776,998	-	-
Swaps	1,591,963	-	1,591,963	-
Total Assets	3,368,961	1,776,998	1,591,963	-

Liabilities
Futures Contracts	(2,699,923)	(2,699,923)	-	-
Total Liabilities	(2,699,923)	(2,699,923)	-	-
Total Derivative Instruments:	669,038	(922,925)	1,591,963	-
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$15,849,836
Investments in securities, at value - affiliated issuers	164,938,349
Cash	598
Receivable for fund shares sold	83,302
Distributions receivable from affiliated funds	505,313
Bi-lateral OTC swaps, at value	1,591,963
Prepaid expenses	6,604
Total assets	182,975,965
Liabilities
Payable for fund shares redeemed	3,592,618
Accrued management fee	61,153
Transfer agent fee payable	30,576
Payable for variation margin on futures contracts	186,826
Other payables and accrued expenses	920
Total liabilities	3,872,093
Net Assets	$179,103,872
Net assets consist of:
Paid in capital	151,857,250
Total accumulated earnings (loss)	27,246,622
Net Assets	$179,103,872

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($179,103,872/1,511,953 shares)	$118.46

Other Information
Unaffiliated issuers, cost	15,846,406
Affiliated issuers, cost	164,937,774
Consolidated Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - affiliated issuers	$5,217,808
Interest	413,135
Total investment income	5,630,943
Expenses
Management fee	606,008
Transfer agent fees	302,384
Custodian fees and expenses	3,518
Independent trustees' fees and expenses	308
Subsidiary directors' fees	15,546
Legal	6,350
Total expenses	934,114
Expense reimbursements and reductions	(503)
Total expenses after reductions	933,611
Net investment income (loss)	4,697,332
Net realized gain (loss)
Investments - unaffiliated issuers	511
Investments - affiliated issuers	(898)
Futures contracts	11,893,982
Swaps	9,014,151
Net realized gain (loss)	20,907,746
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	3,612
Investments - affiliated issuers	574
Futures contracts	1,320,798
Swaps	1,591,963
Total change in net unrealized appreciation (depreciation)	2,916,947
Net gain (loss)	23,824,693
Net increase (decrease) in net assets resulting from operations	$28,522,025

Consolidated Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,697,332	$2,317,803
Net realized gain (loss)	20,907,746	(221,048)
Change in net unrealized appreciation (depreciation)	2,916,947	651,140
Net increase (decrease) in net assets resulting from operations	28,522,025	2,747,895
Distributions to shareholders
Distributions to shareholders	(2,931,851)	(1,702,519)
Total distributions	(2,931,851)	(1,702,519)
Net increase (decrease) in net assets resulting from share transactions	46,938,398	61,778,921
Total increase (decrease) in net assets	72,528,572	62,824,297
Net Assets
Beginning of period	106,575,300	43,751,003
End of period	$179,103,872	$106,575,300
Consolidated Financial Highlights
Fidelity® Commodity Strategy Fund

Years ended July 31,	2026	2025	2024	2023 A	2022 A
Selected Per Share Data
Net asset value, beginning of period	$95.61	$91.50	$100.57	$170.72	$157.44
Income from Investment Operations
Net investment income (loss) B, C	3.46	3.65	4.52	3.52	(.48)
Net realized and unrealized gain (loss)	22.37	3.91	(9.87)	(14.51)	34.88
Total from investment operations	25.83	7.56	(5.35)	(10.99)	34.40
Distributions
Distributions from net investment income	(2.98)	(3.45)	(3.72)	(59.16)	(21.12)
Total distributions	(2.98)	(3.45)	(3.72)	(59.16)	(21.12)
Net asset value, end of period	$118.46	$95.61	$91.50	$100.57	$170.72
Total Return D	27.67%	8.57%	(5.45)%	(8.66)%	25.08%
Ratios and Supplemental Data C, E, F
Ratio of expenses to average net assets before reductions	.62%	.63%	.63%	.62%	.61%
Ratio of expenses to average net assets net of fee waivers, if any	.62%	.63%	.63%	.62%	.61%
Ratio of expenses to average net assets net of all reductions, if any	.62%	.63%	.63%	.62%	.61%
Ratio of net investment income (loss) to average net assets	3.11%	3.86%	4.78%	3.27%	(.31)%
Net assets, end of period	$179,103,872	$106,575,300	$43,751,003	$53,873,618	$104,741,521
Portfolio turnover rate G	-%	-%	-%	-%	-%

APer share amounts have been adjusted to reflect the impact of the 1 for 16 reverse share split that occurred on November 18, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Consolidated Subsidiary.
Commodity-related investments are held through a wholly owned subsidiary (Subsidiary). As of period end, investments in Subsidiaries were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity® Commodity Strategy Fund	Geode Commodity Strategy Cayman Ltd.	34,118,806	18.6

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income.  Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the Consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards and controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Commodity Strategy Fund	180,699,512	1,496,472	-	1,496,472

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Commodity Strategy Fund	26,510,345	(928)	737,207

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Commodity Strategy Fund	(887)	(40)	(927)

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Commodity Strategy Fund	2,931,851	2,931,851

July 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Commodity Strategy Fund	1,702,519	1,702,519

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party. Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties

On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments.

Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Commodity Strategy Fund
Commodity Risk
Futures Contracts	1,776,998	(2,699,923)	11,893,982	1,320,798
Swaps	1,591,963	-	9,014,151	1,591,963
Total Commodity Risk	3,368,961	(2,699,923)	20,908,133	2,912,761

Totals	3,368,961	(2,699,923)	20,908,133	2,912,761

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Commodity Strategy Fund
Futures	91,885,709
Swaps	83,508,333

Futures Contracts.  A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.

  5. Fees and Other Transactions with Affiliates.
Management Fee and Administrative Agreement. Geode Capital Management, LLC (the investment adviser)  provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Commodity Strategy Fund	0.40

Under the management contract, the investment adviser pays all other operating expenses, except transfer agent fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services. The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® Commodity Strategy Fund	302,384	asset-based	0.20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity® Commodity Strategy Fund	2,984
  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Commodity Strategy Fund	503

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025

Fidelity® Commodity Strategy Fund
Fidelity® Commodity Strategy Fund	2,931,851	1,702,519
Total	2,931,851	1,702,519

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® Commodity Strategy Fund
Shares sold	1,188,555	780,229	133,631,322	75,461,965
Reinvestment of distributions	29,625	19,005	2,928,737	1,702,519
Shares redeemed	(820,884)	(162,728)	(89,621,661)	(15,385,563)
Net increase (decrease)	397,296	636,506	46,938,398	61,778,921

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Oxford Street Trust and Shareholders of Fidelity Commodity Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Commodity Strategy Fund and its subsidiary (one of the funds constituting Fidelity Oxford Street Trust, referred to hereafter as the "Fund") as of July 31, 2026, the related consolidated statement of operations for the year ended July 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 8.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,420,494 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $2,921,749 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9879552.109
CSZ-ANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026